UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	01/31/2025

Date of reporting period:	01/31/2025

Item 1  –  Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Core Ultra Short Bond Fund
ANNUAL SHAREHOLDER REPORT – January 31, 2025
This annual shareholder report contains important information about the shares of PGIM Core Ultra Short Bond Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Ultra-Short Bond Fund	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed, and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts, first in November and then again in December. (One basis point equals
0.01%.) The yield on the 3-month Treasury bill declined from 5.38% to 4.29%, while the Secured Overnight Financing Rate (SOFR) declined 93 bps to end the reporting period at 4.38%.
■
The Fund’s weighted average maturity (WAM) began the period shorter than peers but extended early in the second quarter and remained longer than peers throughout the remainder of the period. The Fund’s average weighted life (WAL) remained longer than peers throughout the period. The Fund increased its holdings in domestic corporates, foreign corporates, and domestic banks as their relative value improved.
Holdings of repurchase agreements and Treasuries were reduced as an offset to that trade. Adjustable-rate holdings increased during the period, led by an increase in SOFR floaters. (Floaters are bonds or other types of debt whose coupon rate changes with short-term interest rates.) Holdings of securities maturing beyond 90 days also increased over the period.
■
There were no notable detractors from the Fund’s performance relative to the ICE US 1-Month Treasury Bill Index during the period.
NS13552

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: January 31, 2015 to January 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 1/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	5.44%	2.76%	2.03%
Bloomberg US Aggregate Bond Index*	2.07%	-0.60%	1.19%
ICE US 1-Month Treasury Bill Index	5.17%	2.45%	1.73%
Bloomberg 1-3 Month US Treasury Bill Index	5.25%	2.54%	1.79%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 15,802,696,040
Number of fund holdings	196
Total advisory fees paid for the year	$ 1,051,451
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
A-1+/P-1	66.1
A-1/P-1	33.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Ultra Short Bond Fund

CUSIP	74440E201
NS13552

PGIM Institutional Money Market Fund
ANNUAL SHAREHOLDER REPORT – January 31, 2025
This annual shareholder report contains important information about the shares of PGIM Institutional Money Market Fund (the “Fund”) for the
period of February 1, 2024  to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Institutional Money Market Fund	$7	0.07%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 7,976,170,341
Number of fund holdings	109
Total advisory fees paid for the year	$ 7,140,524
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	34.5%
Commercial Paper	28.5%
Certificates of Deposit	17.0%
Time Deposits	15.9%
Corporate Bonds	2.3%
Municipal Bonds	1.2%
Others*	0.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
NS13552

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since February 1, 2024:
■
The Fund increased its minimum daily and weekly liquidity requirements and implemented certain other changes in response to money market fund regulatory requirements that became effective during the reporting period.
■
The Fund has implemented a mandatory liquidity fee framework as required by Rule 2a-7 under the Investment Company Act of 1940, whereby institutional prime money market funds must charge a liquidity fee to all shares that are redeemed when total daily net redemptions exceed 5%
of the Fund's net assets.  The liquidity fee is generally determined by making a good faith estimate of the transaction and market impact costs that would be incurred if a pro rata amount of each security in the portfolio was sold to satisfy the amount of net redemptions.  Liquidity fees are not charged if such costs are deemed de minimis (less than one basis point or 0.01% of the value of the shares redeemed).
For more complete information, you should review the Fund's next prospectus, which we expect to be available by April 1, 2025 at pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Institutional Money Market Fund

CUSIP	74440E300
NS13552

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)(1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended January 31, 2025, and January 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $54,927 and $93,280, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended January 31, 2025, and January 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended January 31, 2025, and January 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended January 31, 2025, and January 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended January 31, 2025	Fiscal Year Ended January 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2025, and January 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Reports below)

PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM Core Ultra Short Bond Fund

PGIM Institutional Money Market Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2025

Table of Contents	Financial Statements and Other Information	January 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Core Ultra Short Bond Fund	2
PGIM Institutional Money Market Fund	20
Notes to Financial Statements	34

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

FFCSB—Federal Farm Credit System Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

LP—Limited Partnership

MTN—Medium Term Note

N/A—Not Applicable

SOFR—Secured Overnight Financing Rate

 1

PGIM Core Ultra Short Bond Fund

Schedule of Investments

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 11.7%

CERTIFICATES OF DEPOSIT 6.7%
Bank of America NA, SOFR + 0.350%	4.350%(c)	07/30/25	36,000	$36,024,649
Bank of America Securities, Inc.,
SOFR + 0.320%	4.350(c)	01/08/26	55,000	54,992,905
SOFR + 0.350%	4.700(c)	10/27/25	13,100	13,107,783
Bank of America Securities, Inc.	5.300	02/14/25	80,000	80,020,310
Bank of Nova Scotia, SOFR + 0.300% (Cap N/A, Floor 0.000%)	4.660(c)	03/13/25	126,000	126,022,351
BNP Paribas SA, SOFR + 0.370%	4.730(c)	09/08/25	101,000	101,074,613
Canadian Imperial Bank of Commerce, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710(c)	11/21/25	115,000	115,064,157
Credit Industriel Et Commercial	5.550	04/14/25	31,500	31,563,607
Natixis SA	5.400	03/17/25	75,000	75,074,096
Royal Bank of Canada, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710(c)	07/15/25	164,550	164,688,173
Skandinaviska Enskilda Banken AB, SOFR + 0.290% (Cap N/A, Floor 0.000%)	4.650(c)	02/24/25	90,000	90,009,760
Svenska Handelsbanken, SOFR + 0.290% (Cap N/A, Floor 0.000%)	4.650(c)	02/21/25	74,000	74,008,776
Toronto-Dominion Bank (The), US Federal Funds Effective Rate + 0.400%	4.730(c)	08/22/25	100,500	100,602,825

TOTAL CERTIFICATES OF DEPOSIT
(cost $1,061,650,000)				1,062,254,005

COMMERCIAL PAPER 1.7%
Bank of New York Mellon (The),
SOFR + 0.350%	4.700(c)	05/09/25	109,000	109,059,878
CDP Financial, Inc., 144A, SOFR + 0.320%	4.670(c)	05/07/25	25,000	25,007,570
Swedbank AB, 144A, SOFR + 0.360%	4.710(c)	07/01/25	4,000	4,003,351
144A, SOFR + 0.350%	4.350(c)	07/21/25	134,000	134,111,528

TOTAL COMMERCIAL PAPER
(cost $272,000,000)				272,182,327

CORPORATE BONDS 2.1%

Auto Manufacturers 1.9%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300% (Cap N/A, Floor 0.000%)	4.660(c)	02/24/25	115,000	115,005,484

See Notes to Financial Statements.

2

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710%(c)	12/09/25	140,000	$140,147,596
Sr. Unsec’d. Notes, Series B, MTN, SOFR + 0.340% (Cap N/A, Floor 0.000%)	4.700(c)	06/10/25	43,000	42,956,490

				298,109,570

Machinery-Diversified 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.480% (Cap N/A, Floor 0.000%)	4.855(c)	10/22/25	35,500	35,546,794

TOTAL CORPORATE BONDS
(cost $333,557,235)				333,656,364

MUNICIPAL BONDS 0.7%

Arizona 0.3%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	4.310(cc)	01/01/61	50,000	50,000,000

Texas 0.4%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	4.320(cc)	08/01/45	57,000	57,000,000

TOTAL MUNICIPAL BONDS
(cost $107,000,000)				107,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.5%
Federal Farm Credit Bank,
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.420(c)	08/26/25	44,000	44,016,219
SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.460(c)	02/25/26	20,750	20,752,929

See Notes to Financial Statements.

Prudential Investment Portfolios 2	3

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank, (cont’d.)
US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)	4.445%(c)	12/26/25	11,000	$11,007,365

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $75,751,018)				75,776,513

TOTAL LONG-TERM INVESTMENTS
(cost $1,849,958,253)				1,850,869,209

SHORT-TERM INVESTMENTS 88.0%

CERTIFICATES OF DEPOSIT 7.9%
Bank of America Securities, Inc., SOFR + 0.330%	4.680(c)	04/03/25	100,000	100,033,154
BNP Paribas SA	5.550	04/04/25	50,000	50,083,812
BNP Paribas SA, SOFR + 0.300%	4.660(c)	03/04/25	25,250	25,254,762
Canadian Imperial Bank of Commerce, SOFR + 0.340% (Cap N/A, Floor 0.000%)	4.700(c)	06/04/25	105,000	105,076,177
Citibank NA, SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.670(c)	08/26/25	85,000	85,035,487
Credit Agricole Corporate & Investment Bank	5.400	03/28/25	140,000	140,183,165
Credit Agricole Corporate & Investment Bank	5.440	03/06/25	60,000	60,055,262
Mitsubishi UFJ Trust & Banking Corp.	4.350	02/04/25	125,000	124,999,939
State Street Bank & Trust Co.,
SOFR + 0.220%	4.580(c)	07/25/25	35,000	34,999,622
SOFR + 0.230%	4.590(c)	08/13/25	79,000	78,995,731
SOFR + 0.250%	4.610(c)	09/15/25	154,000	153,993,945
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.230%	4.590(c)	02/21/25	95,000	95,007,954
Svenska Handelsbanken	4.605	11/12/25	49,200	49,252,241
Toronto-Dominion Bank (The)	5.480	05/21/25	70,000	70,180,310
Wells Fargo Bank NA, SOFR + 0.290% (Cap N/A, Floor 0.000%)	4.650(c)	02/14/25	73,000	73,005,598

TOTAL CERTIFICATES OF DEPOSIT
(cost $1,245,454,865)				1,246,157,159

COMMERCIAL PAPER 52.8%
Ascension Health Alliance	4.338(n)	03/11/25	74,871	74,502,852
Bank of America Securities, Inc., 144A	4.669(n)	12/02/25	18,000	17,334,617
144A	5.522(n)	05/28/25	60,000	59,138,100
Bank of Montreal, 144A, SOFR + 0.340%	4.700(c)	04/03/25	100,000	100,030,792

See Notes to Financial Statements.

4

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Bank of Montreal, (cont’d.) 144A, SOFR + 0.350%	4.710%(c)	07/22/25	74,750	$74,794,846
144A, US Federal Funds Effective Rate + 0.400%	4.730(c)	08/22/25	184,000	184,182,121
Bank of Nova Scotia (The), 144A, SOFR + 0.200%	4.360(c)	05/27/25	79,750	79,750,360
144A, SOFR + 0.350%	4.360(c)	10/16/25	65,000	65,044,290
Banner Health	4.373(n)	03/19/25	25,556	25,408,281
BNP Paribas SA, 144A, SOFR + 0.350%	4.700(c)	05/07/25	55,000	55,032,321
BPCE SA, 144A	4.624(n)	11/13/25	20,000	19,310,422
144A, SOFR + 0.320%	4.680(c)	03/10/25	75,000	75,019,810
Caisse des Depots et Consignations, 144A	4.481(n)	03/31/25	33,750	33,509,962
144A	4.511(n)	03/13/25	142,500	141,796,683
144A	4.543(n)	03/06/25	142,500	141,917,075
144A	4.606(n)	02/05/25	100,000	99,940,040
CDP Financial, Inc., 144A	4.334(n)	02/07/25	72,000	71,939,520
144A	5.056(n)	02/04/25	50,000	49,976,024
144A	5.199(n)	02/03/25	39,000	38,985,979
Cisco System, Inc., 144A	4.392(n)	04/25/25	76,675	75,905,336
Citigroup Global Markets, Inc., 144A	4.604(n)	11/10/25	53,000	51,186,426
144A	5.421(n)	04/04/25	135,250	134,213,072
144A	5.499(n)	06/03/25	110,000	108,350,467
Eli Lilly & Co., 144A	4.648(n)	02/13/25	50,000	49,922,154
EssilorLuxottica SA, 144A	4.500(n)	02/20/25	121,000	120,710,754
Federation Des Caisses Desjardins, 144A	4.388(n)	04/22/25	77,000	76,242,897
144A	4.393(n)	04/24/25	78,000	77,214,128
144A	4.401(n)	04/10/25	25,000	24,790,604
144A	4.419(n)	04/14/25	32,000	31,716,436
144A	4.473(n)	03/25/25	34,700	34,476,873
144A	4.597(n)	03/05/25	49,500	49,302,120
Hydro-Quebec, 144A	4.355(n)	04/07/25	73,000	72,426,926
144A	4.569(n)	02/18/25	66,000	65,858,347

See Notes to Financial Statements.

Prudential Investment Portfolios 2	5

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
ING (U.S.) Funding LLC, 144A	4.635%(n)	06/20/25	100,000	$98,305,741
144A, SOFR + 0.350%	4.700(c)	09/03/25	138,000	138,070,670
144A, SOFR + 0.350%	5.700(c)	07/28/25	84,000	84,057,944
JPMorgan Securities LLC, 144A, SOFR + 0.340%	4.350(c)	01/27/26	20,000	20,003,870
144A, SOFR + 0.360%	4.350(c)	06/05/25	40,000	40,021,750
144A, SOFR + 0.380%	4.350(c)	07/29/25	112,000	112,050,268
144A, SOFR + 0.380%	4.350(c)	01/02/26	75,000	75,006,751
144A, SOFR + 0.390%	4.740(c)	11/04/25	55,000	55,037,126
144A, SOFR + 0.390%	4.740(c)	11/12/25	20,000	20,012,369
144A, SOFR + 0.400%	4.750(c)	08/06/25	100,000	100,056,551
Kenvue, Inc., 144A	4.569(n)	02/18/25	65,000	64,859,519
KFW, 144A	4.379(n)	04/11/25	42,000	41,646,656
144A	4.477(n)	03/11/25	43,000	42,798,620
144A	4.501(n)	03/13/25	47,000	46,768,564
144A	4.503(n)	03/17/25	58,000	57,686,438
144A	4.673(n)	02/11/25	75,000	74,902,455
LVMH Moet Hennessy Louis Vuitton, 144A	4.601(n)	06/12/25	27,000	26,570,538
MARS, Inc., 144A	4.599(n)	02/13/25	50,000	49,921,779
Memorial Hermann Health System	4.524(n)	02/18/25	18,000	17,960,229
Memorial Hermann Health System	4.617(n)	02/04/25	27,000	26,986,663
Mercedes-Benz Finance North America LLC, 144A	4.253(n)	03/05/25	50,000	49,798,700
Mitsubishi Corp., 144A	4.323(n)	03/27/25	49,050	48,724,147
144A	4.326(n)	03/21/25	39,000	38,769,282
144A	4.481(n)	03/03/25	83,000	82,689,787
144A	4.623(n)	02/14/25	9,500	9,483,993
144A	4.640(n)	03/07/25	40,000	39,831,158
144A	4.656(n)	02/07/25	80,000	79,932,645
144A	5.068(n)	02/03/25	37,000	36,986,667
National Securities Clearing Corp., 144A	4.295(n)	03/05/25	50,000	49,801,496
144A	4.308(n)	03/28/25	89,000	88,399,335
144A	4.389(n)	04/24/25	90,000	89,097,859

See Notes to Financial Statements.

6

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Nestle Finance International Ltd., 144A	4.487%(n)	02/18/25	86,000	$85,817,572
New York Life Short Term Funding LLC, 144A	4.429(n)	04/16/25	40,000	39,637,083
144A	4.494(n)	03/26/25	112,000	111,269,536
144A	4.541(n)	03/11/25	70,000	69,670,656
144A	4.593(n)	03/05/25	28,300	28,187,387
144A	4.603(n)	02/19/25	50,000	49,885,604
144A	4.710(n)	02/05/25	23,230	23,216,039
Nordea Bank Abp, 144A	5.288(n)	02/18/25	120,000	119,738,760
Ontario Teacher’s Finance Trust, 144A	5.478(n)	03/10/25	65,500	65,200,444
Princeton University	4.710	02/04/25	45,000	45,001,355
Province of Alberta, 144A	4.219(n)	03/03/25	95,000	94,647,074
144A	4.449(n)	04/09/25	173,000	171,587,448
144A	4.588(n)	02/21/25	70,000	69,823,886
144A	4.668(n)	02/03/25	58,500	58,479,017
Province of British Columbia	4.582(n)	03/06/25	50,000	49,796,246
Province of British Columbia	4.627(n)	04/02/25	16,200	16,080,858
Province of British Columbia	4.645(n)	07/03/25	30,000	29,451,878
Province of British Columbia, 144A	4.357(n)	04/11/25	40,000	39,662,185
Province of Ontario	4.539(n)	02/21/25	80,000	79,798,726
Province of Quebec, 144A	4.205(n)	02/28/25	144,250	143,767,764
PSP Capital, Inc., 144A	4.438(n)	03/17/25	46,700	46,448,696
144A	4.514(n)	03/18/25	35,000	34,807,456
Queensland Treasury Corp.	4.499(n)	06/25/25	62,500	61,419,213
Queensland Treasury Corp.	4.508(n)	06/20/25	62,500	61,455,671
Queensland Treasury Corp.	4.605(n)	04/17/25	50,000	49,543,437
Royal Bank of Canada, 144A, SOFR + 0.340%	4.700(c)	06/05/25	108,750	108,813,346
Sanofi SA, 144A	4.296(n)	03/21/25	20,500	20,379,317
144A	4.496(n)	02/21/25	100,000	99,747,825
Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.310%	4.660(c)	03/17/25	36,000	36,007,321
ST Engineering North Americe Inc., 144A	4.315(n)	03/27/25	38,000	37,746,355

See Notes to Financial Statements.

Prudential Investment Portfolios 2	7

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
ST Engineering North Americe Inc., (cont’d.) 144A	4.320%(n)	03/31/25	80,000	$79,427,070
144A	4.392(n)	04/01/25	96,000	95,300,800
STE Transcore Holdings. Inc., 144A	4.315(n)	03/27/25	62,000	61,582,527
144A	4.392(n)	04/01/25	17,000	16,875,333
Svenska Handelsbanken, 144A	5.332(n)	03/13/25	70,000	69,651,683
Swedbank AB, 144A, SOFR + 0.350%	4.700(c)	04/04/25	125,000	125,048,792
144A, SOFR + 0.350%	5.210(c)	10/14/25	74,000	74,064,988
Texas Public Finance Authority	4.550	05/14/25	50,000	49,998,210
Texas Public Finance Authority	4.550	05/21/25	69,500	69,506,144
Toronto-Dominion Bank (The), 144A	5.418(n)	04/04/25	100,000	99,227,480
144A, SOFR + 0.210%	4.350(c)	04/09/25	98,000	98,011,093
TotalEnergies Capital SA, 144A	4.369(n)	04/30/25	75,000	74,189,791
144A	4.424(n)	03/28/25	122,000	121,172,822
144A	4.532(n)	02/13/25	53,100	53,016,018
144A	4.535(n)	02/12/25	61,500	61,410,249
144A	4.554(n)	02/07/25	50,000	49,957,514
144A	4.606(n)	03/10/25	50,000	49,770,276
144A	4.610(n)	03/17/25	50,000	49,727,813
Toyota Finance Australia Ltd.	4.598(n)	07/14/25	29,000	28,418,922
Toyota Industries Commercial Finance, Inc., 144A	4.406(n)	05/27/25	23,000	22,674,845
144A	4.451(n)	06/26/25	35,000	34,373,486
144A	4.511(n)	03/12/25	15,000	14,927,389
144A	4.511(n)	03/13/25	15,000	14,925,562
144A	4.596(n)	05/16/25	49,000	48,375,168
144A	4.625(n)	05/05/25	10,000	9,885,881
144A	4.633(n)	03/10/25	10,000	9,954,027
144A	4.637(n)	04/17/25	50,000	49,538,722
144A	4.641(n)	04/25/25	40,000	39,592,133
Toyota Credit Canada Inc.	5.305(n)	03/04/25	50,000	49,802,163
Trustees of Princeton University (The)	4.550	03/05/25	25,000	25,002,539
Unilever Capital Corp., 144A	4.487(n)	02/27/25	72,000	71,766,522
144A	4.490(n)	02/26/25	128,000	127,600,311
144A	4.510(n)	02/19/25	77,000	76,824,331

See Notes to Financial Statements.

8

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Unilever Capital Corp., (cont’d.) 144A	4.763%(n)	02/03/25	68,000	$67,975,523
University of Chicago	4.296(n)	03/06/25	34,000	33,857,880
University of Chicago	4.632(n)	02/20/25	25,000	24,938,425
Volvo Group Treasury North America, Inc., 144A	4.409(n)	04/07/25	20,000	19,832,800
Westpac Banking Corp., 144A, SOFR + 0.330%	4.360(c)	08/29/25	124,500	124,564,337
144A, SOFR + 0.330%	4.690(c)	05/01/25	20,000	20,009,505

TOTAL COMMERCIAL PAPER
(cost $8,344,429,022)				8,346,037,434

CORPORATE BONDS 0.4%

Insurance
New York Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.700%	5.096(c)	06/13/25	45,175	45,222,355
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	5.336(c)	08/28/25	19,000	19,063,641

TOTAL CORPORATE BONDS
(cost $64,275,327)				64,285,996

MUNICIPAL BOND 0.1%

CALIFORNIA
City & County of San Francisco,
General Obligation Unlimited, Series D
(cost $22,805,000)	4.520%	06/15/25	22,805	22,818,277

REPURCHASE AGREEMENTS 24.2%
Banco Santander SA,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $863,295,831 collateralized by FHLMC (coupon rate 5.500%, maturity dates 12/01/54-02/01/55), FNMA (coupon rates 1.500%-7.500%, maturity dates 01/01/26-11/01/54) and GNMA (coupon rates 1.500%-6.000%, maturity dates 02/20/31-05/20/53) with the aggregate value, including accrued interest, of $880,561,748.			862,983	862,983,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	9

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Canadian Imperial Bank of Commerce,
4.31%, dated 01/30/25, due 02/21/25 in the amount of $185,487,269 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.750%, maturity dates 02/04/25-02/15/54) with the aggregate value, including accrued interest, of $188,790,410.	185,000	$185,000,000
CF Secured, LLC,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $350,126,875 collateralized by FHLMC (coupon rates 4.000%-5.500%, maturity dates 12/01/36-08/01/53) and FNMA (coupon rates 2.500%-7.500%, maturity dates 12/01/29-02/01/55) with the aggregate value, including accrued interest, of $357,129,413.	350,000	350,000,000
Credit Agricole Corporate & Investment Bank,
4.39%, dated 12/16/24, due 02/06/25 in the amount of $150,951,167 collateralized by U.S. Treasury Securities (coupon rates 3.875%-4.875%, maturity dates 10/31/28-08/15/44) with the aggregate value, including accrued interest, of $153,000,001.	150,000	150,000,000
4.32%, dated 01/30/25, due 03/20/25 in the amount of $326,911,000 collateralized by U.S. Treasury Securities (coupon rates 0.625%-5.000%, maturity dates 08/31/25-05/15/33) with the aggregate value, including accrued interest, of $331,500,012.	325,000	325,000,000
Deutsche Bank AG,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $188,054,145 collateralized by U.S. Treasury Securities (coupon rates 2.250%-4.375%, maturity dates 05/15/40-05/15/41) with the aggregate value, including accrued interest, of $191,745,738.	187,986	187,986,000
ING Financial Markets LLC,
4.34%, dated 01/30/25, due 03/20/25 in the amount of $192,128,279 collateralized by FHLMC (coupon rate 3.000%, maturity date 03/01/52) and FNMA (coupon rates 5.500%-6.500%, maturity dates 08/01/53-05/01/54) with the aggregate value, including accrued interest, of $194,820,001.	191,000	191,000,000

See Notes to Financial Statements.

10

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Natixis,
4.33%, dated 01/30/25, due 03/20/25 in the amount of $201,178,722 collateralized by FHLMC (coupon rate 3.000%, maturity date 04/01/48), FNMA (coupon rates 3.000%-5.500%, maturity dates 05/01/29-12/01/54) and GNMA (coupon rate 6.500%, maturity date 08/20/54) with the aggregate value, including accrued interest, of $204,000,001.	200,000	$200,000,000
NatWest Markets Securities, Inc.,
4.35%, dated 01/28/25, due 02/04/25 in the amount of $340,287,583 collateralized by FHLMC (coupon rates 4.500%-6.500%, maturity dates 08/01/48-01/01/54) and U.S. Treasury Securities (coupon rates 2.875%-4.250%, maturity dates 11/15/40-05/15/52) with the aggregate value, including accrued interest, of $347,093,341.	340,000	340,000,000
Nomura International PLC,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $500,181,250 collateralized by FHLMC (coupon rates 2.500%-7.745%, maturity dates 02/01/30-12/01/54), FNMA (coupon rates 2.000%-7.575%, maturity dates 11/01/25-01/01/55) and GNMA (coupon rates 2.000%-5.500%, maturity dates 12/15/46-05/20/62) with the aggregate value, including accrued interest, of $510,184,875.	500,000	500,000,000
Northern Trust Co.,
4.33%, dated 01/31/25, due 02/03/25 in the amount of $355,128,096 collateralized by U.S. Treasury Securities (coupon rates 0.000%-0.125%, maturity dates 02/06/25-04/15/25) with the aggregate value, including accrued interest, of $362,100,000.	355,000	355,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	11

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
State Street Bank & Trust Company,
4.34%, dated 01/31/25, due 02/03/25 in the amount of $185,066,908 collateralized by U.S. Treasury Securities (coupon rates 4.375%-4.500%, maturity dates 07/15/26-07/31/26) with the aggregate value, including accrued interest, of $188,700,138.			185,000	$185,000,000

TOTAL REPURCHASE AGREEMENTS
(cost $3,831,969,000)				3,831,969,000

TIME DEPOSITS 2.1%
ABN AMRO Bank NV	4.330%	02/04/25	50,000	50,000,000
ABN AMRO Bank NV	4.330	02/06/25	70,000	70,000,000
Australia & New Zealand Banking Group Ltd.	4.330	02/03/25	60,000	60,000,000
Canadian Imperial Bank of Commerce	4.330	02/03/25	40,000	40,000,000
Cooperatieve Rabobank UA	4.320	02/03/25	50,000	50,000,000
Mizuho Bank Ltd.	4.330	02/03/25	55,000	55,000,000

TOTAL TIME DEPOSITS
(cost $325,000,000)				325,000,000

U.S. GOVERNMENT AGENCY OBLIGATION 0.5%
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
(cost $74,000,000)	4.390(c)	03/26/25	74,000	74,003,316

TOTAL SHORT-TERM INVESTMENTS
(cost $13,907,933,214)				13,910,271,182

TOTAL INVESTMENTS 99.7%
(cost $15,757,891,467)				15,761,140,391
Other assets in excess of liabilities 0.3%				41,555,649

NET ASSETS 100.0%				$15,802,696,040

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.

See Notes to Financial Statements.

12

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Certificates of Deposit	$—	$1,062,254,005	$—
Commercial Paper	—	272,182,327	—
Corporate Bonds	—	333,656,364	—
Municipal Bonds	—	107,000,000	—
U.S. Government Agency Obligations	—	75,776,513	—
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	—	1,246,157,159	—
Commercial Paper	—	8,346,037,434	—
Corporate Bonds	—	64,285,996	—
Municipal Bond	—	22,818,277	—
Repurchase Agreements	—	3,831,969,000	—
Time Deposits	—	325,000,000	—
U.S. Government Agency Obligation	—	74,003,316	—

Total	$—	$15,761,140,391	$—

See Notes to Financial Statements.

Prudential Investment Portfolios 2	13

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Security Allocation:

The security allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2025 were as follows:

Commercial Paper	54.5%
Repurchase Agreements	24.2
Certificates of Deposit	14.6
Corporate Bonds	2.5
Time Deposits	2.1
U.S. Government Agency Obligations	1.0
Municipal Bonds	0.8

99.7
Other assets in excess of liabilities	0.3

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

14

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2025

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Banco Santander SA	$862,983,000	$(862,983,000)	$—
Repurchase Agreement	Canadian Imperial Bank of Commerce	185,000,000	(185,000,000)	—
Repurchase Agreement	CF Secured, LLC	350,000,000	(350,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	475,000,000	(475,000,000)	—
Repurchase Agreement	Deutsche Bank AG	187,986,000	(187,986,000)	—
Repurchase Agreement	ING Financial Markets LLC	191,000,000	(191,000,000)	—
Repurchase Agreement	Natixis	200,000,000	(200,000,000)	—
Repurchase Agreement	NatWest Markets Securities, Inc.	340,000,000	(340,000,000)	—
Repurchase Agreement	Nomura International PLC	500,000,000	(500,000,000)	—
Repurchase Agreement	Northern Trust Co.	355,000,000	(355,000,000)	—
Repurchase Agreement	State Street Bank & Trust Company	185,000,000	(185,000,000)	—

		$3,831,969,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	15

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities

as of January 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $11,925,922,467)	$11,929,171,391
Repurchase Agreements (cost $3,831,969,000)	3,831,969,000
Cash	2,563,939
Interest receivable	39,299,689
Prepaid expenses and other assets	37,561

Total Assets	15,803,041,580

Liabilities
Custodian and accounting fees payable	196,535
Management fee payable	89,409
Audit fee payable	27,826
Affiliated transfer agent fee payable	16,667
Accrued expenses and other liabilities	14,265
Trustees’ fees payable	800
Dividends payable	38

Total Liabilities	345,540

Net Assets	$15,802,696,040

Net assets were comprised of:
Paid-in capital	$15,799,446,874
Total distributable earnings (loss)	3,249,166

Net assets, January 31, 2025	$15,802,696,040

Net asset value and redemption price per share ($15,802,696,040 ÷ 15,800,247,709 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

16

PGIM Core Ultra Short Bond Fund

Statement of Operations

Year Ended January 31, 2025

Net Investment Income (Loss)

Interest income	$957,327,137

Expenses
Management fee	1,051,451
Custodian and accounting fees	415,300
Transfer agent’s fees and expenses (including affiliated expense of $ 100,000)	100,702
Professional fees	34,216
Audit fee	27,825
Shareholders’ reports	13,007
Trustees’ fees	9,600
Miscellaneous	84,441

Total expenses	1,736,542

Net investment income (loss)	955,590,595

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	81,041
Net change in unrealized appreciation (depreciation) on investments	(3,420,820)

Net gain (loss) on investment transactions	(3,339,779)

Net Increase (Decrease) In Net Assets Resulting From Operations	$952,250,816

See Notes to Financial Statements.

Prudential Investment Portfolios 2	17

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$955,590,595	$1,009,820,781
Net realized gain (loss) on investment transactions	81,041	44,186
Net change in unrealized appreciation (depreciation) on investments	(3,420,820)	(1,884,527)

Net increase (decrease) in net assets resulting from operations	952,250,816	1,007,980,440

Dividends and Distributions
Distributions from distributable earnings	(955,671,385)	(1,009,864,899)

Fund share transactions
Net proceeds from shares sold (106,157,203,536 and 115,800,314,634 shares, respectively)	106,157,203,631	115,800,307,881
Net asset value of shares issued in reinvestment of dividends and distributions (953,302,127 and 1,009,315,528 shares, respectively)	953,302,127	1,009,315,528
Cost of shares purchased (111,142,833,253 and 117,775,568,039 shares, respectively)	(111,142,833,253)	(117,775,568,039)

Net increase (decrease) in net assets from Fund share transactions	(4,032,327,495)	(965,944,630)

Total increase (decrease)	(4,035,748,064)	(967,829,089)

Net Assets:
Beginning of year	19,838,444,104	20,806,273,193

End of year	$15,802,696,040	$19,838,444,104

See Notes to Financial Statements.

18

PGIM Core Ultra Short Bond Fund

Financial Highlights

	Year Ended January 31,
	2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.02	-	(b)	0.01
Net realized and unrealized gain (loss) on investment transactions	- (b)	- (b)	- (b)	-	(b)	- (b)
Total from investment operations	0.05	0.05	0.02	-	(b)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.02)	-	(b)	(0.01)
Distributions from net realized gains	-(b )	-(b )	-(b )	-		-
Total dividends and distributions	(0.05)	(0.05)	(0.02)	-		(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(c):	5.44%	5.50%	2.20%	0.13%		0.65%

Ratios/Supplemental Data:
Net assets, end of year (000)	$15,802,696	$19,838,444	$20,806,273	$23,362,544		$30,965,633
Average net assets (000)	$17,925,685	$18,834,633	$23,381,342	$31,545,754		$28,757,423
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01%	0.01%	0.01%	-	%(b)	0.01%
Expenses before waivers and/or expense reimbursement	0.01%	0.01%	0.01%	-	%(b)	0.01%
Net investment income (loss)	5.33%	5.36%	2.06%	0.12%		0.59%
Portfolio turnover rate(d)	72%	119%	90%	72%		114%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	The Portfolio turnover rate calculation, if any includes floating rate daily demand notes.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	19

PGIM Institutional Money Market Fund

Schedule of Investments

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.8%

CERTIFICATES OF DEPOSIT 17.0%
Bank of America Securities, Inc.,
SOFR + 0.320%	4.350%(c)	01/08/26	13,400	$13,398,271
SOFR + 0.330%	4.680(c)	04/03/25	50,000	50,016,577
SOFR + 0.350%	4.700(c)	10/27/25	140,000	140,083,177
Bank of America Securities, Inc.	5.300	02/14/25	20,000	20,005,078
Bank of Nova Scotia,
SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710(c)	10/24/25	80,000	80,055,190
BNP Paribas SA	5.550	04/04/25	34,250	34,307,411
Canadian Imperial Bank of Commerce, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710(c)	11/21/25	97,000	97,054,115
Citibank NA,
SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.670(c)	08/26/25	91,000	91,037,992
Credit Industriel et Commercial	5.550	04/14/25	77,750	77,906,997
Credit Industriel et Commercial	5.600	04/29/25	65,000	65,171,649
Mitsubishi UFJ Trust & Banking Corp.	4.350	02/04/25	175,000	174,999,914
Mizuho Bank Ltd.,
SOFR + 0.220% (Cap N/A, Floor 0.000%)	4.570(c)	02/03/25	50,000	50,000,504
Natixis SA	5.400	03/17/25	28,000	28,027,663
Skandinaviska Enskilda Banken AB, SOFR + 0.290% (Cap N/A, Floor 0.000%)	4.650(c)	02/24/25	75,000	75,008,134
State Street Bank & Trust Co.,
SOFR + 0.220%	4.580(c)	07/25/25	16,000	15,999,827
SOFR + 0.230%	4.590(c)	08/13/25	50,000	49,997,298
SOFR + 0.250%	4.610(c)	09/15/25	70,000	69,997,248
Sumitomo Mitsui Trust Bank Ltd.,
SOFR + 0.230%	4.590(c)	02/21/25	40,000	40,003,349
Svenska Handelsbanken,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	4.650(c)	02/21/25	65,000	65,007,708
Swedbank AB	4.500	10/15/25	30,000	30,004,221
Toronto-Dominion Bank (The)	5.480	05/21/25	20,000	20,051,517
Wells Fargo Bank NA,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	4.650(c)	02/14/25	67,000	67,005,138

TOTAL CERTIFICATES OF DEPOSIT
(cost $1,354,401,591)				1,355,138,978

COMMERCIAL PAPER 28.5%
Bank of Montreal, 144A, SOFR + 0.340%	4.700(c)	04/03/25	24,500	24,507,544
144A, US Federal Funds Effective Rate + 0.400%	4.730(c)	08/22/25	77,000	77,076,214

See Notes to Financial Statements.

20

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Bank of New York Mellon (The),
SOFR + 0.350%	4.700%(c)	05/09/25	50,000	$50,027,467
Bank of Nova Scotia (The), 144A, SOFR + 0.200%	4.360(c)	05/27/25	22,000	22,000,099
144A, SOFR + 0.350%	4.360(c)	10/16/25	50,000	50,034,069
BNP Paribas SA, 144A, SOFR + 0.350%	4.700(c)	05/07/25	65,000	65,038,198
BPCE SA, 144A, SOFR + 0.320%	4.680(c)	03/10/25	20,000	20,005,283
Caisse des Depots et Consignations, 144A	4.511(n)	03/13/25	82,500	82,092,816
CDP Financial, Inc., 144A	4.334(n)	02/07/25	43,000	42,963,880
144A	5.056(n)	02/04/25	15,000	14,992,807
144A, SOFR + 0.320%	4.670(c)	05/07/25	25,000	25,007,570
Citigroup Global Markets, Inc., 144A	4.604(n)	11/10/25	85,000	82,091,439
Federation Des Caisses Desjardins, 144A	4.419(n)	04/14/25	33,000	32,707,574
144A	4.449(n)	04/03/25	84,400	83,764,796
144A	4.466(n)	03/24/25	3,850	3,825,713
ING (U.S.) Funding LLC, 144A, SOFR + 0.350%	4.700(c)	11/26/25	84,000	84,034,506
JPMorgan Securities LLC, 144A, SOFR + 0.340%	4.350(c)	01/27/26	25,000	25,004,837
144A, SOFR + 0.380%	4.350(c)	01/02/26	50,000	50,004,500
144A, SOFR + 0.390%	4.350(c)	08/27/25	37,000	37,026,789
144A, SOFR + 0.390%	4.740(c)	11/12/25	75,000	75,046,385
144A, SOFR + 0.400%	4.750(c)	08/06/25	8,000	8,004,524
144A, SOFR + 0.430%	4.780(c)	12/10/25	2,000	2,001,509
KFW, 144A	4.379(n)	04/11/25	78,000	77,343,789
144A	4.381(n)	04/14/25	30,000	29,736,855
144A	4.501(n)	03/13/25	12,000	11,940,910
144A	4.503(n)	03/18/25	15,000	14,917,098
Memorial Hermann Health System	4.429(n)	02/18/25	7,000	6,984,533
Memorial Hermann Health System	4.438(n)	03/03/25	23,000	22,912,446
Memorial Hermann Health System	4.448(n)	02/04/25	11,500	11,494,319
Mitsubishi Corp., 144A	4.440(n)	04/17/25	88,000	87,190,876
144A	5.068(n)	02/03/25	43,000	42,984,505

See Notes to Financial Statements.

Prudential Investment Portfolios 2	21

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
National Securities Clearing Corp., 144A	4.385%(n)	04/04/25	113,000	$112,141,567
New York Life Short Term Funding LLC, 144A	4.427(n)	04/09/25	108,300	107,409,590
144A	4.542(n)	03/11/25	35,000	34,835,328
144A	4.593(n)	03/05/25	25,000	24,900,519
Province of British Columbia	4.394(n)	05/28/25	25,800	25,436,762
Province of British Columbia	4.410(n)	06/12/25	20,000	19,683,347
PSP Capital, Inc., 144A	4.514(n)	03/18/25	20,000	19,889,975
Queensland Treasury Corp.	4.605(n)	04/17/25	40,000	39,634,750
Sentara Healthcare	4.470	03/11/25	12,500	12,440,203
Sentara Healthcare	4.573	04/16/25	35,000	34,677,344
ST Engineering North America Inc., 144A	5.068(n)	02/04/25	45,000	44,978,472
STE Transcore Holdings, Inc.	5.068(n)	02/04/25	24,000	23,988,331
Swedbank AB, 144A, SOFR + 0.350%	4.700(c)	04/04/25	40,000	40,015,614
144A, SOFR + 0.350%	5.210(c)	10/14/25	85,000	85,074,649
Texas Public Finance Authority	4.550	05/14/25	36,000	35,998,711
Toronto-Dominion Bank (The), 144A	5.418(n)	04/04/25	24,000	23,814,595
144A, SOFR + 0.210%	4.350(c)	04/09/25	40,500	40,504,584
TotalEnergies Capital SA, 144A	4.424(n)	03/28/25	49,000	48,667,773
144A	4.546(n)	03/18/25	32,100	31,921,359
Toyota Finance Australia Ltd.	4.598(n)	07/14/25	87,000	85,256,767
Toyota Industries Commercial Finance, Inc., 144A	4.637(n)	04/17/25	35,000	34,677,105
Toyota Motor Credit Corp.,
SOFR + 0.290%	4.380(c)	07/21/25	10,000	10,002,724
Toyota Credit Canada Inc.	4.711(n)	09/17/25	23,000	22,350,676
Trustees of Princeton University (The)	4.550	03/05/25	10,000	10,001,016
Volvo Group Treasury North America, Inc., 144A	4.409(n)	04/07/25	16,600	16,461,224
Westpac Banking Corp., 144A, SOFR + 0.330%	4.690(c)	05/01/25	25,000	25,011,882

TOTAL COMMERCIAL PAPER
(cost $2,272,104,500)				2,272,538,717

See Notes to Financial Statements.

22

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 2.3%
Auto Manufacturers 1.5%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300% (Cap N/A, Floor 0.000%)	4.660%(c)	02/24/25	52,000	$52,002,480
Sr. Unsec’d. Notes, MTN, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710(c)	12/09/25	63,000	63,066,418

				115,068,898
Insurance 0.3%
New York Life Global Funding,
Sr. Sec’d. Notes, 144A, MTN, SOFR + 0.610%	4.987(c)	04/21/25	18,400	18,418,640
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	5.336(c)	08/28/25	8,000	8,026,796

				26,445,436
Machinery-Diversified 0.5%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.480% (Cap N/A, Floor 0.000%)	4.855(c)	10/22/25	39,000	39,051,407

TOTAL CORPORATE BONDS
(cost $180,493,723)				180,565,741

MUNICIPAL BONDS 1.2%
Arizona 0.5%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	4.310(cc)	01/01/61	36,650	36,650,000

California 0.2%
City & County of San Francisco,
General Obligation Unlimited, Series D	4.520	06/15/25	20,000	20,011,644

Texas 0.5%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	4.320(cc)	08/01/45	38,450	38,450,000

TOTAL MUNICIPAL BONDS
(cost $95,100,000)				95,111,644

See Notes to Financial Statements.

Prudential Investment Portfolios 2	23

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS 34.5%
Banco Santander SA,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $568,784,110 collateralized by GNMA (coupon rates 3.000%-7.500%, maturity dates 09/20/50-07/20/54) with the aggregate value, including accrued interest, of $580,159,792.	568,578	$568,578,000
Canadian Imperial Bank of Commerce,
4.31%, dated 01/30/25, due 02/21/25 in the amount of $60,158,033 collateralized by U.S. Treasury Securities (coupon rates 0.250%-4.375%, maturity dates 09/30/25-02/15/52) with the aggregate value, including accrued interest, of $61,229,350.	60,000	60,000,000
Cantor Fitzgerald LP,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $150,054,375 collateralized by FFCSB (coupon rate 4.250%, maturity date 01/08/29), FHLMC (coupon rates 1.500%-6.000%, maturity dates 11/01/35-01/01/55), FNMA (coupon rates 3.000%-6.855%, maturity dates, 12/01/29-10/01/54) and GNMA (coupon rates 5.370%-7.456%, maturity dates 12/15/59-12/20/74) with the aggregate value, including accrued interest, of $153,055,463.	150,000	150,000,000
CF Secured, LLC,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $550,199,375 collateralized by FHLMC (coupon rates 0.000%-8.500%, maturity dates 03/01/29-02/01/55), FNMA (coupon rates 2.000%-6.500%, maturity dates 06/01/38-03/25/61), GNMA (coupon rates 3.000%-7.500%, maturity dates 07/15/38-10/20/73) and U.S. Treasury Securities (coupon rates 0.125%-5.500%, maturity dates 03/31/25-11/15/50) with the aggregate value, including accrued interest, of $561,203,363.	550,000	550,000,000
Credit Agricole Corporate & Investment Bank,
4.32%, dated 01/30/25, due 03/20/25 in the amount of $100,588,000 collateralized by U.S. Treasury Securities (coupon rates 1.000%-4.875%, maturity dates 05/31/26-08/15/50) with the aggregate value, including accrued interest, of $102,000,005.	100,000	100,000,000

See Notes to Financial Statements.

24

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
4.35%, dated 01/31/25, due 02/03/25 in the amount of $116,805,327 collateralized by FHLMC (coupon rate 4.500%, maturity date 05/01/53) and U.S. Treasury Securities (coupon rate 4.250%, maturity date 08/15/54) with the aggregate value, including accrued, interest, of $119,098,268.	116,763	$116,763,000
4.39%, dated 12/16/24, due 02/06/25 in the amount of $150,951,167 collateralized by U.S. Treasury Securities (coupon rates 0.125%-4.625%, maturity dates 10/15/26-04/30/31) with the aggregate value, including accrued interest, of $153,000,071.	150,000	150,000,000
Natixis,
4.33%, dated 01/30/25, due 03/20/25 in the amount of $70,412,553 collateralized by FHLMC (coupon rates 2.500%-4.500%, maturity dates 07/01/51-07/01/52) and FNMA (coupon rates 3.370%-4.962%, maturity dates 06/01/39-05/01/53) with the aggregate value, including accrued interest, of $71,400,001.	70,000	70,000,000
Nomura International PLC,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $315,114,188 collateralized by FHLMC (coupon rates 2.500%-7.375%, maturity dates 07/01/29-06/01/54), FNMA (coupon rates 1.500%-7.000%, maturity dates 11/01/25-01/01/58) and GNMA, (coupon rates 2.000%-7.500%, maturity dates 10/15/32-04/20/54) with the aggregate value, including accrued interest, of $321,416,471.	315,000	315,000,000
RBC Dominion Securities, Inc.,
4.34%, dated 01/31/25, due 02/03/25 in the amount of $50,018,083 collateralized by FNMA (coupon rates 2.000%-5.500%, maturity dates 01/01/50-05/01/53), GNMA (coupon rate 4.000%, maturity date 05/20/42) and U.S. Treasury Securities, (coupon rates 0.125%-1.375%, maturity dates 07/15/30-07/15/33) with the aggregate value, including accrued interest, of $51,000,000.	50,000	50,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	25

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2025

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Santander US Capital Markets,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $250,090,625 collateralized by FHLMC (coupon rates 1.500%-7.000%, maturity dates 08/01/25-01/01/55), FNMA (coupon rates 2.000%-7.500%, maturity dates 04/01/25-11/01/53), GNMA (coupon rates 2.000%-6.500%, maturity dates 12/15/25-06/20/51) and U.S. Treasury Securities (coupon rates 0.000%-2.125%, maturity dates 02/06/25-01/15/35) with the aggregate value, including accrued interest, of $255,092,438.			250,000	$250,000,000
U.S. Bancorp,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $200,072,500 collateralized by U.S. Treasury Securities (coupon rates 0.125%-4.625%, maturity dates 09/30/25-11/15/54) with the aggregate value, including accrued interest, of $204,073,970.			200,000	200,000,000
Wells Fargo Securities LLC,
4.36%, dated 01/28/25, due 02/04/25 in the amount of $170,144,122 collateralized by FNMA (coupon rates 2.000%-6.500%, maturity dates 02/01/32-12/01/54) with the aggregate value, including accrued interest, of $173,547,005.			170,000	170,000,000

TOTAL REPURCHASE AGREEMENTS (cost $2,750,341,000)				2,750,341,000

	Interest Rate	Maturity Date

TIME DEPOSITS 15.9%
ABN AMRO Bank NV	4.330%	02/04/25	75,000	75,000,000
ABN AMRO Bank NV	4.330	02/06/25	130,000	130,000,000
Australia & New Zealand Banking Group Ltd.	4.330	02/03/25	229,000	229,000,000
Canadian Imperial Bank of Commerce	4.330	02/03/25	60,000	60,000,000
Cooperatieve Rabobank UA	4.320	02/03/25	189,000	189,000,000
Credit Agricole Corporate & Investment Bank	4.320	02/03/25	215,133	215,133,000
Mizuho Bank Ltd.	4.330	02/03/25	184,000	184,000,000

See Notes to Financial Statements.

26

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS (Continued)
Royal Bank of Canada	4.320%	02/03/25	189,000	$189,000,000

TOTAL TIME DEPOSITS
(cost $1,271,133,000)				1,271,133,000

U.S. GOVERNMENT AGENCY OBLIGATION 0.4%
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
(cost $32,000,000)	4.390(c)	03/26/25	32,000	32,001,434

TOTAL INVESTMENTS 99.8%
(cost $7,955,573,814)				7,956,830,514
Other assets in excess of liabilities 0.2%				19,339,827

NET ASSETS 100.0%				$7,976,170,341

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	27

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	$—	$1,355,138,978	$—
Commercial Paper	—	2,272,538,717	—
Corporate Bonds	—	180,565,741	—
Municipal Bonds	—	95,111,644	—
Repurchase Agreements	—	2,750,341,000	—
Time Deposits	—	1,271,133,000	—
U.S. Government Agency Obligation	—	32,001,434	—

Total	$—	$7,956,830,514	$—

Security Allocation:

The security allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2025 were as follows:

Repurchase Agreements	34.5%
Commercial Paper	28.5
Certificates of Deposit	17.0
Time Deposits	15.9
Corporate Bonds	2.3
Municipal Bonds	1.2

U.S. Government Agency Obligation	0.4%

99.8
Other assets in excess of liabilities	0.2

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase
Agreements	Banco Santander SA	$568,578,000	$(568,578,000)	$—
Repurchase	Canadian Imperial
Agreements	Bank of Commerce	60,000,000	(60,000,000)	—
Repurchase
Agreements	Cantor Fitzgerald LP	150,000,000	(150,000,000)	—

See Notes to Financial Statements.

28

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2025

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase
Agreements	CF Secured, LLC	$550,000,000	$(550,000,000)	$—
Repurchase	Credit Agricole Corporate &
Agreements	Investment Bank	366,763,000	(366,763,000)	—
Repurchase
Agreements	Natixis	70,000,000	(70,000,000)	—
Repurchase	Nomura
Agreements	International PLC	315,000,000	(315,000,000)	—
Repurchase	RBC Dominion
Agreements	Securities, Inc.	50,000,000	(50,000,000)	—
Repurchase	Santander US
Agreements	Capital Markets	250,000,000	(250,000,000)	—
Repurchase
Agreements	U.S. Bancorp	200,000,000	(200,000,000)	—
Repurchase	Wells Fargo
Agreements	Securities LLC	170,000,000	(170,000,000)	—

		$2,750,341,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	29

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $5,205,232,814)	$5,206,489,514
Repurchase Agreements (cost $2,750,341,000)	2,750,341,000
Cash	1,417,223
Interest receivable	18,186,735
Due from Manager	359,592
Prepaid expenses and other assets	14,349

Total Assets	7,976,808,413

Liabilities
Management fee payable	505,600
Custodian and accounting fees payable	61,871
Audit fee payable	27,102
Accrued expenses and other liabilities	25,431
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	800
Dividends payable	601

Total Liabilities	638,072

Net Assets	$7,976,170,341

Net assets were comprised of:
Paid-in capital	$7,974,920,844
Total distributable earnings (loss)	1,249,497

Net assets, January 31, 2025	$7,976,170,341

Net asset value, offering price and redemption price per share ($7,976,170,341 ÷ 7,980,996,202 shares of beneficial interest issued and outstanding)	$0.9994

See Notes to Financial Statements.

30

PGIM Institutional Money Market Fund

Statement of Operations

Year Ended January 31, 2025

Net Investment Income (Loss)

Interest income	$577,592,394

Expenses
Management fee	16,167,627
Transfer agent’s fees and expenses (including affiliated expense of $ 100,000)	175,303
Custodian and accounting fees	98,272
Professional fees	41,867
Audit fee	27,102
Shareholders’ reports	12,112
Trustees’ fees	9,600
Miscellaneous	40,143

Total expenses	16,572,026
Less: Fee waiver and/or expense reimbursement	(9,027,103)

Net expenses	7,544,923

Net investment income (loss)	570,047,471

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	184,355
Net change in unrealized appreciation (depreciation) on investments	(4,897,299)

Net gain (loss) on investment transactions	(4,712,944)

Net Increase (Decrease) In Net Assets Resulting From Operations	$565,334,527

See Notes to Financial Statements.

Prudential Investment Portfolios 2	31

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets

	Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$570,047,471	$859,836,576
Net realized gain (loss) on investment transactions	184,355	31,269
Net change in unrealized appreciation (depreciation) on investments	(4,897,299)	(1,226,209)

Net increase (decrease) in net assets resulting from operations	565,334,527	858,641,636

Dividends and Distributions
Distributions from distributable earnings	(570,231,581)	(859,866,740)

Fund share transactions
Net proceeds from shares sold (107,654,142,324 and 112,285,710,477 shares, respectively)	107,598,568,672	112,233,049,620
Net asset value of shares issued in reinvestment of dividends and distributions (566,548,638 and 859,787,510 shares, respectively)	566,241,572	859,356,249
Cost of shares purchased (114,992,994,889 and 115,846,979,686 shares, respectively)	(114,933,152,269)	(115,792,480,902)

Net increase (decrease) in net assets from Fund share transactions	(6,768,342,025)	(2,700,075,033)

Total increase (decrease)	(6,773,239,079)	(2,701,300,137)

Net Assets:
Beginning of year	14,749,409,420	17,450,709,557

End of year	$7,976,170,341	$14,749,409,420

See Notes to Financial Statements.

32

PGIM Institutional Money Market Fund

Financial Highlights

	Year Ended January 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$0.9997	$0.9998	$0.9993	$0.9996	$1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0528	0.0531	0.0215	0.0009	0.0054
Net realized and unrealized gain (loss) on investment transactions	(0.0009)	-(b )	0.0004	(0.0003)	-(b )
Total from investment operations	0.0519	0.0531	0.0219	0.0006	0.0054
Less Dividends and Distributions:
Dividends from net investment income	(0.0522)	(0.0532)	(0.0214)	(0.0009)	(0.0059)
Distributions from net realized gains	-(b )	-(b )	-(b )	-	-
Total dividends and distributions	(0.0522)	(0.0532)	(0.0214)	(0.0009)	(0.0059)
Net asset value, end of year	$0.9994	$0.9997	$0.9998	$0.9993	$0.9996
Total Return(c):	5.32%	5.44%	2.21%	0.06%	0.54%

Ratios/Supplemental Data:
Net assets, end of year (000)	$7,976,170	$14,749,409	$17,450,710	$14,013,764	$20,121,343
Average net assets (000)	$10,778,459	$16,185,539	$17,241,721	$16,528,965	$22,809,258
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07%	0.07%	0.07%	0.07%	0.07%
Expenses before waivers and/or expense reimbursement	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.29%	5.31%	2.15%	0.09%	0.54%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	33

Notes to Financial Statements

1. Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended. The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Core Ultra Short Bond Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.
PGIM Institutional Money Market Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”)

34

Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of the Funds’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in

35

Notes to Financial Statements (continued)

excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of each Fund, are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the

36

right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Mandatory Liquidity Fee: Effective October 2, 2024, the PGIM Institutional Money Market Fund has implemented a mandatory liquidity fee framework as required by Rule 2a-7 under the 1940 Act, whereby institutional prime money market funds must charge a liquidity fee to all shares that are redeemed when total daily net redemptions exceed 5% of the Fund’s net assets. The liquidity fee is generally determined by making a good faith estimate of the transaction and market impact costs that would be incurred if a pro rata amount of each security in the portfolio was sold to satisfy the amount of net redemptions. Liquidity fees are not charged if such costs are deemed de minimis (less than one basis point or 0.01% of the value of the shares redeemed).

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of long-term capital gains during a fiscal year.

37

Notes to Financial Statements (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Fund	Subadviser(s)
PGIM Core Ultra Short Bond Fund	PGIM Fixed Income (“PFI”)(a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
PGIM Institutional Money Market Fund	PFI; PGIM Limited

The PGIM Core Ultra Short Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly. For the year ended January 31, 2025, the effective management fees for the Funds were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements
PGIM Core Ultra Short Bond Fund	N/A	0.01%*
PGIM Institutional Money Market Fund	0.15% of average daily net assets	0.15%

* Amounts received by PGIM Investments from each Fund consist of reimbursement for costs and expenses.

The Manager has contractually agreed, through May 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is

38

made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each Fund are as follows:

Fund	Fee Waivers and/or Expense Limitations
PGIM Core Ultra Short Bond Fund	N/A
PGIM Institutional Money Market Fund	contractually limit expenses to 0.07%

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended January 31, 2025, no 17a-7 transactions were entered into by the Funds.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended January 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Ultra Short Bond Fund	$1,822,976,778	$2,458,403,430
PGIM Institutional Money Market Fund	—	—

6. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital for the Funds indicated below.

39

Notes to Financial Statements (continued)

For the year ended January 31, 2025, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
PGIM Core Ultra Short Bond Fund	$ —	$ —
PGIM Institutional Money Market Fund (a)	4,920	(4,920)

(a) Distribution in excess of income

For the year ended January 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
PGIM Core Ultra Short Bond Fund	$955,671,385	$—	$—	$955,671,385
PGIM Institutional Money
Market Fund	570,231,581	—	—	570,231,581

For the year ended January 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
PGIM Core Ultra Short Bond Fund	$1,009,864,899	$—	$—	$1,009,864,899
PGIM Institutional Money
Market Fund	859,866,740	—	—	859,866,740

For the year ended January 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
PGIM Core Ultra Short Bond Fund	$280	$—
PGIM Institutional Money
Market Fund	—	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of January 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
PGIM Core Ultra Short Bond Fund	$15,757,891,467	$3,760,284	$(511,360)	$3,248,924
PGIM Institutional Money Market Fund	7,955,573,814	1,365,929	(109,229)	1,256,700

40

There was no difference between GAAP basis and tax basis.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2025 are subject to such review.

7. Capital and Ownership

Shares of the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of January 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Core Ultra Short Bond Fund	15,801,330,232	99.9%
PGIM Institutional Money Market Fund	7,467,309,958	93.6

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Core Ultra Short Bond Fund	5	68.4%
PGIM Institutional Money Market Fund	4	32.3
Unaffiliated:
PGIM Core Ultra Short Bond Fund	—	—
PGIM Institutional Money Market Fund	—	—

41

Notes to Financial Statements (continued)

8. Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Core Ultra Short Bond Fund	PGIM Institutional Money Market Fund
Adjustable and Floating Rate Securities	—	X
Credit	X	X
Cyber Security	X	X
Debt Obligations	X	X
Economic and Market Events	X	X
Equity and Equity-Related Securities	X	—
Floating Net Asset Value	—	X
Foreign Securities	X	X
Forward Commitments	—	X
Increase in Expenses	—	X
Interest Rate	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Mortgage-Backed and Asset-Backed Securities	X	X
Municipal Bonds	X	X
Portfolio Turnover	X	—
Repurchase Agreements	X	X
Reverse Repurchase Agreements	—	X
U.S. Government and Agency Securities	X	X
Variable and Floating Rate Bonds	—	X
When-Issued and Delayed-Delivery Transactions	—	X
Yield	X	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. All securities purchased by the

42

Fund must present minimal credit risk in the opinion of the subadviser. The Fund is subject to the risk that the subadviser’s credit risk determinations may be incorrect. In addition, the credit quality of the securities held by the Fund may change rapidly in certain market conditions, which could result in significant net asset value deterioration.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Floating Net Asset Value Risk: The Fund’s NAV floats. The value of the Fund’s shares is calculated to four decimal places and will vary, reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund. The Fund’s shareholders should not rely on or expect the Fund’s manager to purchase distressed assets from the Fund, enter into capital support agreements with the Fund, or make capital infusions into the Fund.

43

Notes to Financial Statements (continued)

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a

44

fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

45

Notes to Financial Statements (continued)

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover

46

generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Reverse Repurchase Agreement Risk: Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

47

Notes to Financial Statements (continued)

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

9. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2025.

48

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 2 and Shareholders of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund (two of the funds constituting Prudential Investment Portfolios 2, hereafter collectively referred to as the “Funds”) as of January 31, 2025, the related statements of operations for the year ended January 31, 2025, the statements of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2025 and each of the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

March 18, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

49

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies -None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French Secretary

Date:	March 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 18, 2025